STATEMENT OF STOCKHOLDERS' DEFICIT (Parentheticals) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series C Preferred Stock [Member] | Common Stock [Member]
Conversion of preferred stock at	$ 1.50	$ 1.50
Series A Preferred Stock [Member] | Common Stock [Member]
Conversion of preferred stock at		$ 1.84
Series B Preferred Stock [Member] | Common Stock [Member]
Conversion of preferred stock at		$ 2.02
Common Stock [Member] | Bridge Loan [Member]
Common stock issued at			$ 2.09